Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0001370416
Registrant Name	WESTPORT FUEL SYSTEMS INC.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES